Structured entities - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Structured Entities [Line Items]
Assets in structured entities	¥ 3,020,544	¥ 22,435,594
Fair value of assets transferred to structured entities at the end of current year		148,305
Fair value of associated financial liabilities		147,673
Consolidated structured entities [member]
Disclosure Of Structured Entities [Line Items]
Assets in structured entities		4,439,856
Securitization Transaction For Some Housing Loans [Member] | Long-term borrowings [member]
Disclosure Of Structured Entities [Line Items]
Liabilities occurred from the securitization transactions		152,046
Securitization Transaction For Some Housing Loans [Member] | SONY Investments And Advances In The Financial Services Segment [Member]
Disclosure Of Structured Entities [Line Items]
Assets that entity continues to recognise		¥ 150,953